Expense Example - Retail Class - Transamerica MLP Energy Income	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years
USD ($)	704	1,045	1,409	2,431	338	758	1,305	2,797	135	421	729	1,601